Schedule II-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule II-Valuation and Qualifying Accounts
Schedule II-Valuation and Qualifying Accounts

HUNTSMAN INTERNATIONAL LLC AND SUBSIDIARIES
Schedule II—Valuation and Qualifying Accounts
(Dollars in Millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at Beginning of Period	Additions Charges (Credits) to cost and expenses	Charged to other accounts	Deductions	Balance at End of Period
Allowance for Doubtful Accounts:
Year ended December 31, 2011	$52	$(4)	$(2)	$—	$46
Year ended December 31, 2010	56	6	(10)	—	52
Year ended December 31, 2009	47	9	—	—	56